Consolidated statements of changes in equity - USD ($)	Total	Sub-total	Share capital	Share premium	Treasury stock	Translation reserve	Other reserve	Capital reserve	Accumulated losses	Non- controlling interests
Beginning balance at Dec. 31, 2020	$ 31,007,007	$ 31,084,413	$ 53,240,604	$ 0	$ 0	$ 767,623	$ 5,321,465	$ 15,335,892	$ (43,581,171)	$ (77,406)
Total comprehensive income for the year
Loss for the year	(174,016,842)	(174,009,273)							(174,009,273)	(7,569)
Other comprehensive income for the year	260,112	260,112				260,112
Total comprehensive income for the year	(173,756,730)	(173,749,161)				260,112			(174,009,273)	(7,569)
Equity-settled share-based transactions	22,494,918	22,494,918						22,494,918
Vesting of shares under the restricted share scheme	4,517	4,517						4,517
Reclassification from preference shares liabilities	(279,832,806)	(279,832,806)	(37,890,771)				(241,942,035)
Shares issued upon conversion of exchange loan notes	0		39	1,777,990			(1,778,029)
Reclassification to share premium arising from the restructuring	0		(15,348,379)	15,348,379
Fair value loss of convertible securities	(811,819)	(811,819)					(811,819)
Ending balance at Dec. 31, 2021	(400,894,913)	(400,809,938)	1,493	17,126,369	0	1,027,735	(239,210,418)	37,835,327	(217,590,444)	(84,975)
Total comprehensive income for the year
Loss for the year	(190,453,387)	(190,453,333)							(190,453,333)	(54)
Other comprehensive income for the year	(4,842,932)	(4,842,932)				(4,842,932)
Total comprehensive income for the year	(195,296,319)	(195,296,265)				(4,842,932)			(190,453,333)	(54)
Equity-settled share-based transactions	31,580,383	31,580,383						31,580,383
Vesting of shares under the restricted share scheme	116,864	116,864	785	116,079
Reclassification from preference shares liabilities	550,248,881	550,248,881	5,116	550,243,765
Modification of agreement with PIPE investors	(17,400,000)	(17,400,000)					(17,400,000)
Settlement of agreement with PIPE investors upon listing	17,400,000	17,400,000					17,400,000
Capital contribution	116,094,600	116,094,600	1,494	116,093,106
Shares issued on Reverse Recapitalization	113,146,206	113,146,206	1,452	113,144,754
Shares issued upon conversion of exchange loan notes	0		79	(79)
Issuance of bonus shares	0		1,543	(1,543)
Issuance of shares for acquisition	39,783,820	39,783,820	1,736	34,720,780			5,061,304
Issuance of liabilities for puttable financial instrument for acquisition	(17,138,905)	(17,138,905)					(17,138,905)
Repurchase of shares	(661,519)	(661,519)			(661,519)
Acquisition of non-controlling interests	6,483,762									6,483,762
Ending balance at Dec. 31, 2022	243,462,860	237,064,127	13,698	831,443,231	(661,519)	(3,815,197)	(251,288,019)	69,415,710	(408,043,777)	6,398,733
Total comprehensive income for the year
Loss for the year	(64,777,332)	(62,723,871)							(62,723,871)	(2,053,461)
Other comprehensive income for the year	1,795,623	1,611,536				1,611,536				184,087
Total comprehensive income for the year	(62,981,709)	(61,112,335)				1,611,536			(62,723,871)	(1,869,374)
Equity-settled share-based transactions	10,588,944	10,588,944						10,588,944
Adjustments of non-controlling interests	(729,885)									(729,885)
Shares issued on Reverse Recapitalization	18,528,889	18,528,889	2,222	18,526,667
Shares issued upon conversion of exchange loan notes	0		79	(79)
Issuance of bonus shares	2,170	2,170	2,170
Issuance of shares for acquisition	0		253	5,061,051			(5,061,304)
Issuance of shares for reverse stock split	0		54	(54)
Issuance of liabilities for puttable financial instrument for acquisition	2,516,376	2,516,376					2,516,376
Repurchase of shares	(1,230,373)	(1,230,373)			(1,230,373)
Cancellation and retirement of repurchased shares	0		(168)	(1,828,430)	1,828,598
Ending balance at Dec. 31, 2023	$ 210,157,272	$ 206,357,798	$ 18,308	$ 853,202,386	$ (63,294)	$ (2,203,661)	$ (253,832,947)	$ 80,004,654	$ (470,767,648)	$ 3,799,474